Stock Options (Tables)	12 Months Ended
Dec. 31, 2016
Stock Options (Tables) [Abstract]
Schedule of share-based compensation arrangements by share-based payment award
		Weighted	Weighted
		average	average
	Options	exercise	exercise
	(in thousands)	price	price
Stock options for shares		€	$
Balance at December 31, 2015	8.737	58,75	61,93
Granted	-	-	-
Exercised	908	43,45	45,80
Forfeited	1.762	52,08	54,89
Balance at December 31, 2016	6.067	62,98	66,38

Schedule of fully vested options outstanding and exerciseable
Fully Vested Outstanding and Exercisable Options
Weighted
		average	Weighted	Weighted
	Number	remaining	average	average	Aggregate	Aggregate
	of	contractual	exercise	exercise	intrinsic	intrinsic
	Options	life in years	price	price	value	value
	(in thousands)		€	$	€	$

Options for shares	1.162	2,02	49,68	52,37	35.759	37.694

Schedule of stock options fair value assumptions
2015

Expected dividend yield	1,46%
Risk-free interest rate	0,44%
Expected volatility	22,32%
Expected life of options	8 years
Weighted average exercise price (in €)	77,06
Weighted average exercise price (in US-$)	83,89